UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   117 Grand Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Mark A Lazarczyk
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Mark A. Lazarczyk       Goshen, New York                June 30, 2010
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		73
Form 13F Information Table Value Total:		$88,674

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      509     6445 SH	     SOLE	              6445        0      0
AMGEN INC		       COM		031162100      300     5708 SH	     SOLE		      5708        0      0
AT & T INC		       COM		00206R102     1253    51815 SH	     SOLE		     51815        0      0
AUTO DATA PROCESSING	       COM		053015103      993    24672 SH	     SOLE		     24672        0      0
BALCHEM CORP		       COM		057665200      235     9417 SH	     SOLE		      9417        0      0
BANK AMERICA CORP	       COM		060505104     2355   163902 SH 	     SOLE		    163902        0      0
BANK OF NY MELLON CORP	       COM		064058100      956    38760 SH	     SOLE		     38760        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202      554   110974 SH	     SOLE		    110974        0      0
BEST BUY INC		       COM		086516101     1310    38712 SH	     SOLE		     38712        0      0
BLACKROCK INC		       COM		09247X101      441     3079 SH	     SOLE		      3079        0      0
BOEING CO		       COM		097023105      576     9158 SH	     SOLE		      9158        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1840    73786 SH	     SOLE		     73786        0      0
C V S CORP DEL		       COM		126650100     1925    65670 SH	     SOLE		     65670        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1144    34065 SH	     SOLE		     34065        0      0
CAREFUSION CORP		       COM		14170T101      239    10543 SH	     SOLE		     10543        0      0
CHEVRONTEXACO CORP	       COM		166764100     3239    47743 SH	     SOLE		     47743        0      0
CHUBB CORPORATION	       COM		171232101     1922    38450 SH	     SOLE		     38450        0      0
CISCO SYSTEMS INC	       COM		17275R102     2437   114360 SH       SOLE		    114360        0      0
CITRIX SYSTEMS INC	       COM		177376100     1841    43600 SH	     SOLE		     43600        0      0
COMMERCIAL METALS CO	       COM		201723103      774    58618 SH	     SOLE		     58618        0      0
CONOCOPHILLIPS 		       COM		20825c104     1917    39065 SH	     SOLE		     39065	  0	 0
CORNING INC		       COM		219350105      275    17078 SH	     SOLE		     17078	  0	 0
COVIDIEN LTD		       COM		G2552X108      561    13964 SH	     SOLE		     13964	  0	 0
DOW CHEMICAL COMPANY	       COM		260543103      278    11759 SH	     SOLE		     11759	  0	 0
E M C CORP MASS		       COM		268648102      758    41475 SH	     SOLE		     41475        0      0
EMERSON ELECTRIC CO	       COM		291011104     2257    51671 SH	     SOLE		     51671        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     3165    55460 SH	     SOLE		     55460        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     1963   136141 SH	     SOLE		    136141        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1280     9755 SH	     SOLE		      9755        0      0
HALLIBURTON COMPANY	       COM		406216101     1910    77808 SH	     SOLE		     77808        0      0
HOME DEPOT INC		       COM		437076102     2164    77109 SH	     SOLE		     77109        0      0
INTEL CORP		       COM		458140100     2447   125822 SH       SOLE		    125822        0      0
INTL BUSINESS MACHINES	       COM		459200101      797     6462 SH	     SOLE		      6462        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      601    14175 SH	     SOLE		     14175        0      0
JEFFERSONVILLE BANCORP	       COM		47559A103      417    37127 SH	     SOLE		     37127        0      0
JOHNSON & JOHNSON	       COM		478160104     4128    69904 SH	     SOLE		     69904        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1664    45471 SH	     SOLE		     45471        0      0
KRAFT FOODS INC		       COM		50075N104      961    34337 SH	     SOLE		     34337        0      0
M D U RESOURCES GROUP INC      COM		552690109      217    12054 SH	     SOLE		     12054        0      0
MCDONALDS CORPORATION	       COM		580135101      440     6682 SH	     SOLE		      6682        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1385    25162 SH	     SOLE		     25162        0      0
MERCK & CO INC		       COM		58933Y105      491    14068 SH	     SOLE		     14068        0      0
METLIFE INC		       COM		59156R108      809    21427 SH	     SOLE	             21427        0      0
MICROSOFT CORP		       COM		594918104     2464   107086 SH       SOLE		    107086        0      0
NABORS INDS INC		       COM		G6359F103      869    49375 SH	     SOLE		     49375        0      0
NEW YORK COMNTY BANCORP	       COM		649445103      171    11218 SH	     SOLE		     11218	  0	 0
NEXTRA ENERGY INC.	       COM		302571104      219     4498 SH	     SOLE		      4498        0      0
NORTHROP GRUMMAN CORP	       COM		666807102      337     6200 SH	     SOLE                     6200        0      0
OCCIDENTAL PETE CORP	       COM		674599105      206     2680 SH	     SOLE		      2680        0      0
ORACLE CORPORATION	       COM		68389X105     3274   152605 SH       SOLE		    152605        0      0
PEPSICO INCORPORATED	       COM		713448108     2435    39960 SH	     SOLE		     39960        0      0
PFIZER INCORPORATED	       COM		717081103     1657   116268 SH	     SOLE		    116268        0      0
PNC FINANCIAL SERVICES	       COM		693475105      435     7700 SH	     SOLE		      7700        0      0
PRECISION CASTPARTS CORP       COM		740189105      980     9525 SH	     SOLE		      9525        0      0
PRESIDENTIAL LIFE CORP	       COM		740884101      139    15346 SH	     SOLE		     15346	  0      0
PROCTER & GAMBLE CO	       COM		742718109     2400    40019 SH	     SOLE		     40019        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     3384   382434 SH	     SOLE	                 0        0 382434
QUALCOMM INC		       COM		747525103      223     6807 SH	     SOLE		      6807        0      0
REPUBLIC SERVICES INC	       COM		760759100      542    18240 SH	     SOLE		     18240        0      0
SARA LEE CORP		       COM		803111103      344    24425 SH	     SOLE		     24425        0      0
SUPERVALU INC		       COM		868536103      302    27891 SH	     SOLE 		     27891        0      0
SYSCO CORPORATION	       COM		871829107     1110    38870 SH	     SOLE		     38870        0      0
TEVA PHARM INDS LTD ADRF       COM		881624209      343     6610 SH	     SOLE		      6610        0      0
THE CHARLES SCHWAB CORP	       COM		808513105      890    62810 SH	     SOLE		     62810        0      0
THERMO ELECTRON CORP	       COM		883556102     2512    51215 SH	     SOLE		     51215        0      0
TIME WARNER INC		       COM		00184A105      544    18833 SH	     SOLE		     18833        0      0
TYCO INTL LTD NEW	       COM		902124106      634    18014 SH	     SOLE		     18014        0      0
VENTANA BIOTECH INC	       COM		92277F109        0    10000 SH       SOLE		     10000        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2107    75222 SH	     SOLE		     75222        0      0
WAL-MART STORES INC	       COM		931142103     2104    43775 SH	     SOLE		     43775        0      0
WARWICK VALLEY TELEPHONE CO    COM		936750108      318    22635 SH	     SOLE		     22635	  0      0
WATSON PHARMACEUTICALS	       COM		942683103     1639    40400 SH	     SOLE		     40400        0      0
WELLS FARGO  & CO NEW	       COM		949746101      330    12891 SH	     SOLE		     12891        0      0